Concentrations of credit risk	12 Months Ended
Mar. 31, 2026
Risks and Uncertainties [Abstract]
Concentrations of credit risk
12. Concentrations of credit risk
Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to the Bank’s total credit exposure. The Bank manages its credit risk collectively for its loan portfolio and credit substitute securities as these instruments are invested in as part of an overall lending program for corporate customers; accordingly, information on concentrations of credit risk has been provided for these exposures together.
In the case of wholesale loans, while the Bank generally lends on a cash-flow basis, it also requires collateral which consists of liens on inventory, receivables and other current assets, and in some cases, charges on fixed assets, such as property, movable assets (such as vehicles) and financial assets (such as marketable securities) from a large number of the Bank’s borrowers. The Bank’s retail loans are generally secured by a charge on the asset financed (vehicle loans, property loans and loans against gold and securities). Retail business banking loans are secured with current assets as well as immovable property and fixed assets in some cases. However, collateral securing each individual loan may not be adequate in relation to the value of the loan. If the customer fails to pay, the Bank would, as applicable, liquidate collateral and/or set off accounts. The maximum estimated loss that would be incurred under severe, hypothetical circumstances, for which the Bank believes the possibility is extremely remote, such as where the value of the Bank’s interests and any associated collateral declines to zero, without any consideration of recovery or offset is determined as the carrying values of the instruments as given in the below table.
The Bank’s portfolio of loans, credit substitute securities and non-funded
exposure (including derivatives) is broadly diversified along industry and product lines, and as of March 31, 2025 and March 31, 2026, the exposures are as set forth below.

	As of March 31, 2025
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	10,435,520.6	Rs.	—	Rs.	252.5	Rs.	10,435,773.1	33.3
NBFC		1,650,812.6		50,076.1		1,035.1		1,701,923.8	5.4
Retail Trade		1,107,102.6		—		56,842.4		1,163,945.0	3.7
Real Estate & Property Services		1,168,287.2		—		62,855.1		1,231,142.3	3.9
Consumer Services		1,017,874.2		—		45,155.5		1,063,029.7	3.4
Power		769,686.4		24,160.8		102,143.7		895,990.9	2.8
Wholesale Trade - Non Industrial		643,909.8		—		36,548.1		680,457.9	2.2
Wholesale Trade - Industrial		574,318.0		—		101,287.4		675,605.4	2.1
Iron and Steel		554,444.4		20,404.6		92,993.8		667,842.8	2.1
Engineering		447,424.3		2,484.2		203,246.4		653,154.9	2.1
Infrastructure Development		362,910.9		8,937.8		359,503.4		731,352.1	2.3
Agri-Allied		627,426.4		—		5,066.2		632,492.6	2.0
Food and Beverage		760,841.6		—		59,838.4		820,680.0	2.6
Road Transportation		815,518.6		—		14,315.2		829,833.8	2.6
Others (none greater than 2%)		7,702,733.5		55,116.1		1,501,008.6		9,258,858.2	29.5

Total	Rs.	28,638,811.1	Rs.	161,179.6	Rs.	2,642,091.8	Rs.	31,442,082.5	100.0

	As of March 31, 2026
Category	Gross loans		Fair value of credit substitutes		Non-funded exposure		Total		Total		%
	(In millions, except percentages)
Consumer Loans	Rs.	10,362,340.8	Rs.	—	Rs.	16,463.3	Rs.	10,378,804.1	US$	110,612.9	29.3
NBFC		1,737,107.5		108,870.6		3,684.4		1,849,662.5		19,712.9	5.2
Retail Trade		1,224,106.4		—		69,173.2		1,293,279.6		13,783.2	3.7
Real Estate & Property Services		1,238,509.5		—		84,434.8		1,322,944.3		14,099.4	3.7
Consumer Services		1,124,050.8		2,908.2		61,839.8		1,188,798.8		12,669.7	3.4
Power		874,751.5		29,326.0		138,745.6		1,042,823.1		11,114.0	2.9
Wholesale Trade - Non-Industrial		819,812.7		1,420.4		48,908.2		870,141.3		9,273.6	2.5
Wholesale Trade - Industrial		647,843.2		6,551.1		124,146.2		778,540.5		8,297.4	2.2
Business Services		657,692.1		1,659.2		107,952.2		767,303.5		8,177.6	2.2
Iron and Steel		664,942.4		25,245.1		106,578.9		796,766.4		8,491.6	2.3
Engineering		543,030.4		—		265,795.7		808,826.1		8,620.1	2.3
Infrastructure Development		517,943.2		22,725.5		448,153.4		988,822.1		10,538.4	2.8
Agri-Allied		740,385.9		—		6,026.1		746,412.0		7,954.9	2.1
Food and Beverage		852,451.2		—		65,554.0		918,005.2		9,783.7	2.6
Road Transportation		1,009,463.1		—		16,403.5		1,025,866.6		10,933.2	2.9
Others (none greater than 2%)		8,573,764.7		74,317.0		1,973,464.9		10,621,546.6		113,199.9	29.9

Total	Rs.	31,588,195.4	Rs.	273,023.1	Rs.	3,537,324.2	Rs.	35,398,542.7	US$	377,262.5	100.0

The Bank’s ten largest exposures as of March 31, 2025 and March 31, 2026, based on the higher of the outstanding balance or the limit on loans, investments (including credit substitutes) and non-funded
exposures (including derivatives), are as follows:

	As of March 31, 2025
	Funded Exposure	Non-Funded Exposure		Total Exposure
	(In millions)
Borrower 1	Rs. 263,155.5	Rs.	2,000.0	Rs.	265,155.5
Borrower 2	234,939.9		—		234,939.9
Borrower 3	227,914.3		200.0		228,114.3
Borrower 4	225,131.7		—		225,131.7
Borrower 5	205,523.2		1,702.3		207,225.5
Borrower 6	91,969.7		90,952.8		182,922.5
Borrower 7	176,019.5		12.5		176,032.0
Borrower 8	168,639.0		5,172.1		173,811.1
Borrower 9	63,492.5		101,444.6		164,937.1
Borrower 10	153,855.0		1,027.6		154,882.6

	As of March 31, 2026
	Funded Exposure		Non-Funded Exposure		Total Exposure		Total Exposure
			(In millions)
Borrower 1	Rs.	261,303.1	Rs.	125,494.8	Rs.	386,797.9	US$	4,122.3
Borrower 2		377,029.0		2,000.0		379,029.0		4,039.5
Borrower 3		240,680.4		392.2		241,072.6		2,569.2
Borrower 4		237,089.9		—		237,089.9		2,526.8
Borrower 5		215,290.3		—		215,290.3		2,294.5
Borrower 6		213,330.4		200.0		213,530.4		2,275.7
Borrower 7		195,446.8		—		195,446.8		2,083.0
Borrower 8		96,019.9		86,016.9		182,036.8		1,940.1
Borrower 9		175,444.8		10.9		175,455.7		1,869.9
Borrower 10		175,000.0		—		175,000.0		1,865.1